AB Total Return Bond Portfolio

Portfolio of Investments

January 31, 2023 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 27.7%
Industrial – 14.5%
Basic – 0.6%
Anglo American Capital PLC 3.875%, 03/16/2029(a)	U.S.$	238	$221,786
Celanese US Holdings LLC 5.90%, 07/05/2024		455	457,653
Freeport Indonesia PT 4.763%, 04/14/2027(a)		390	378,343
Suzano Austria GmbH 3.75%, 01/15/2031		145	123,692

			1,181,474

Capital Goods – 0.7%
CNH Industrial Capital LLC 3.95%, 05/23/2025		375	367,219
Flowserve Corp. 2.80%, 01/15/2032		425	339,524
Parker-Hannifin Corp. 3.25%, 06/14/2029		255	236,237
Regal Rexnord Corp. 6.05%, 02/15/2026(a)		401	407,019

			1,349,999

Communications - Media – 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital 5.125%, 07/01/2049		198	163,352
Discovery Communications LLC 5.20%, 09/20/2047		178	148,432
5.30%, 05/15/2049		81	68,492
Fox Corp. 4.709%, 01/25/2029		240	237,206
5.576%, 01/25/2049		407	393,272
Interpublic Group of Cos., Inc. (The) 4.65%, 10/01/2028		178	175,679
Prosus NV 3.257%, 01/19/2027(a)		219	198,743
3.68%, 01/21/2030(a)		545	469,722
Tencent Holdings Ltd. 3.24%, 06/03/2050(a)		328	224,741
Weibo Corp. 3.375%, 07/08/2030		1,312	1,095,520

			3,175,159

Consumer Cyclical - Automotive – 0.8%
General Motors Financial Co., Inc. 4.30%, 04/06/2029		78	72,938
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(a)		501	458,330
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)		1,120	1,053,416

			1,584,684

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Other – 0.5%
Las Vegas Sands Corp. 3.90%, 08/08/2029	U.S.$	797	$713,307
MDC Holdings, Inc. 6.00%, 01/15/2043		346	306,881

			1,020,188

Consumer Cyclical - Retailers – 1.0%
Advance Auto Parts, Inc. 3.90%, 04/15/2030		811	738,375
Lowe’s Cos., Inc. 5.80%, 09/15/2062		336	349,584
Ross Stores, Inc. 4.70%, 04/15/2027		893	888,553

			1,976,512

Consumer Non-Cyclical – 1.6%
Altria Group, Inc. 3.40%, 05/06/2030		750	664,072
BAT Capital Corp. 2.259%, 03/25/2028		1,125	966,949
4.906%, 04/02/2030		196	185,424
Cargill, Inc. 5.125%, 10/11/2032(a)		248	258,294
CVS Health Corp. 4.30%, 03/25/2028		28	27,536
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031		520	391,451
Philip Morris International, Inc. 5.00%, 11/17/2025		303	307,078
5.625%, 11/17/2029		56	58,489
Zoetis, Inc. 5.40%, 11/14/2025		347	354,846

			3,214,139

Energy – 2.5%
BP Capital Markets America, Inc. 2.939%, 06/04/2051		1,201	858,799
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)		454	355,028
5.75%, 01/15/2031(a)		335	328,846
Marathon Oil Corp. 6.80%, 03/15/2032		650	698,198
Oleoducto Central SA 4.00%, 07/14/2027(a)		429	379,477
ONEOK Partners LP 6.125%, 02/01/2041		48	48,816
ONEOK, Inc. 4.35%, 03/15/2029		425	405,042
6.35%, 01/15/2031		217	230,994
Suncor Energy, Inc. 6.80%, 05/15/2038		534	599,890

	Principal Amount (000)		U.S. $ Value

Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(a)	U.S.$	237	$178,639
Var Energi ASA 7.50%, 01/15/2028(a)		314	330,818
8.00%, 11/15/2032(a)		402	440,266

			4,854,813

Other Industrial – 0.3%
Alfa SAB de CV 5.25%, 03/25/2024(a)		530	525,793

Services – 0.5%
Booking Holdings, Inc. 4.50%, 11/15/2031	EUR	320	363,164
Expedia Group, Inc. 6.25%, 05/01/2025(a)	U.S.$	33	33,572
Global Payments, Inc. 3.20%, 08/15/2029		290	257,476
5.40%, 08/15/2032		288	289,040
S&P Global, Inc. 4.75%, 08/01/2028(a)		32	32,404

			975,656

Technology – 3.8%
Apple, Inc. 4.10%, 08/08/2062		350	312,252
Broadcom, Inc. 4.00%, 04/15/2029(a)		53	49,611
4.15%, 11/15/2030		240	223,908
4.15%, 04/15/2032(a)		187	170,791
4.926%, 05/15/2037(a)		547	502,168
Entegris Escrow Corp. 4.75%, 04/15/2029(a)		395	370,597
Fiserv, Inc. 3.50%, 07/01/2029		869	809,022
Honeywell International, Inc. 4.125%, 11/02/2034	EUR	410	457,735
HP, Inc. 5.50%, 01/15/2033	U.S.$	592	581,516
Infor, Inc. 1.75%, 07/15/2025(a)		279	253,723
Intel Corp. 5.05%, 08/05/2062		467	436,944
International Business Machines Corp. 4.50%, 02/06/2026		396	396,404
4.90%, 07/27/2052		457	444,602
Kyndryl Holdings, Inc. 2.05%, 10/15/2026		869	749,304
Micron Technology, Inc. 6.75%, 11/01/2029		562	598,333
NXP BV/NXP Funding LLC 5.55%, 12/01/2028		277	285,349
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.40%, 05/01/2030		298	266,966

	Principal Amount (000)		U.S. $ Value

Oracle Corp. 5.375%, 07/15/2040	U.S.$	90	$87,874
SK Hynix, Inc. 2.375%, 01/19/2031(a)		280	210,927
TSMC Arizona Corp. 3.875%, 04/22/2027		241	235,293

			7,443,319

Transportation - Airlines – 0.3%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)		316	312,364
4.75%, 10/20/2028(a)		401	389,872

			702,236

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 5.875%, 07/05/2034(a)		163	159,018

Transportation - Services – 0.2%
ENA Master Trust 4.00%, 05/19/2048(a)		457	358,031

			28,521,021

Financial Institutions – 12.6%
Banking – 9.0%
AIB Group PLC 7.583%, 10/14/2026(a)		845	874,541
Australia & New Zealand Banking Group Ltd. 4.83%, 02/03/2025(a)		397	397,552
Banco de Credito del Peru S.A. 3.125%, 07/01/2030(a)		635	583,384
Banco Santander SA 4.175%, 03/24/2028		400	380,332
Bank of America Corp. 4.376%, 04/27/2028		503	491,939
Bank of Ireland Group PLC 6.253%, 09/16/2026(a)		215	217,980
Bank of Nova Scotia (The) 4.75%, 02/02/2026		394	393,787
Barclays PLC 7.385%, 11/02/2028		384	415,983
BNP Paribas SA 4.625%, 02/25/2031(a) (b)		463	379,623
Capital One Financial Corp. 5.468%, 02/01/2029		118	118,695
Citigroup, Inc. Series W 4.00%, 12/10/2025(b)		329	306,871
Credit Suisse Group AG 3.091%, 05/14/2032(a)		319	242,469
4.194%, 04/01/2031(a)		396	334,319
6.373%, 07/15/2026(a)		369	358,273

	Principal Amount (000)		U.S. $ Value

Danske Bank A/S 4.298%, 04/01/2028(a)	U.S.$	360	$346,561
6.466%, 01/09/2026(a)		258	261,857
Deutsche Bank AG/New York NY 3.961%, 11/26/2025		265	256,756
6.119%, 07/14/2026		294	297,948
Discover Bank 4.682%, 08/09/2028		250	242,572
Federation des Caisses Desjardins du Quebec 4.55%, 08/23/2027(a)		464	458,154
Goldman Sachs Group, Inc. (The) Series V 4.125%, 11/10/2026(b)		268	239,094
HSBC Holdings PLC 4.292%, 09/12/2026		240	233,693
4.583%, 06/19/2029		224	217,018
4.762%, 03/29/2033		323	297,787
7.336%, 11/03/2026		323	341,001
Intesa Sanpaolo SpA 5.017%, 06/26/2024(a)		288	280,581
7.00%, 11/21/2025(a)		214	221,092
JPMorgan Chase & Co. 5.546%, 12/15/2025		610	614,929
KBC Group NV 5.796%, 01/19/2029(a)		232	235,371
Lloyds Banking Group PLC 7.953%, 11/15/2033		504	575,780
Mizuho Financial Group, Inc. 5.414%, 09/13/2028		444	453,661
Morgan Stanley 0.406%, 10/29/2027	EUR	309	294,842
3.772%, 01/24/2029	U.S.$	515	489,590
4.21%, 04/20/2028		358	347,969
6.296%, 10/18/2028		144	152,204
Nationwide Building Society 2.972%, 02/16/2028(a)		398	362,658
NatWest Group PLC 7.472%, 11/10/2026		260	275,046
PNC Financial Services Group, Inc. (The) 5.068%, 01/24/2034		112	112,926
Santander UK Group Holdings PLC 6.833%, 11/21/2026		607	627,966
Societe Generale SA 2.797%, 01/19/2028(a)		778	701,095
Standard Chartered PLC 3.971%, 03/30/2026(a)		268	259,092
6.00%, 07/26/2025(a) (b)		478	468,999
6.312% (LIBOR 3 Month + 1.51%), 01/30/2027(a) (b) (c)		400	349,460
Swedbank AB Series NC5 5.625%, 09/17/2024(a) (b)		400	389,000
UBS Group AG 7.00%, 02/19/2025(a) (b)		312	314,377

	Principal Amount (000)		U.S. $ Value

UniCredit SpA 1.982%, 06/03/2027(a)	U.S.$	205	$180,002
2.569%, 09/22/2026(a)		391	353,820
3.127%, 06/03/2032(a)		356	287,520
US Bancorp Series J 5.30%, 04/15/2027(b)		380	358,051
Wells Fargo & Co. 3.584%, 05/22/2028 191			181,536
Series BB 3.90%, 03/15/2026(b)		273	251,468

			17,827,224

Brokerage – 0.5%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(b)		260	258,864
Series I 4.00%, 06/01/2026(b)		469	431,958
Nomura Holdings, Inc. 5.709%, 01/09/2026		324	328,290

			1,019,112

Finance – 1.8%
Air Lease Corp. 2.875%, 01/15/2026		72	67,565
3.625%, 04/01/2027		34	31,980
Aircastle Ltd. 2.85%, 01/26/2028(a)		835	727,093
4.125%, 05/01/2024		152	148,817
4.25%, 06/15/2026		53	51,093
5.25%, 08/11/2025(a)		384	375,721
Aviation Capital Group LLC 1.95%, 01/30/2026(a)		449	399,170
1.95%, 09/20/2026(a)		133	115,682
3.50%, 11/01/2027(a)		136	121,833
4.125%, 08/01/2025(a)		5	4,717
4.375%, 01/30/2024(a)		135	132,502
4.875%, 10/01/2025(a)		153	146,123
5.50%, 12/15/2024(a)		381	377,899
CDBL Funding 1 3.50%, 10/24/2027(a)		580	544,156
Synchrony Financial 2.875%, 10/28/2031		420	326,932

			3,571,283

Insurance – 0.8%
Guardian Life Insurance Co. of America (The) 4.85%, 01/24/2077(a)		294	261,351
MetLife Capital Trust IV 7.875%, 12/15/2037(a)		699	768,900

	Principal Amount (000)		U.S. $ Value

Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(a)	U.S.$	400	$387,660
Voya Financial, Inc. 5.65%, 05/15/2053		180	179,241

			1,597,152

REITs – 0.5%
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032		397	330,475
Vornado Realty LP 3.40%, 06/01/2031		709	548,624

			879,099

			24,893,870

Utility – 0.6%
Electric – 0.6%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		274	243,911
Chile Electricity Pec SpA Zero Coupon, 01/25/2028(a)		679	501,314
Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2041		306	235,712
Engie Energia Chile SA 3.40%, 01/28/2030(a)		349	291,372

			1,272,309

Total Corporates - Investment Grade (cost $59,642,313)			54,687,200

MORTGAGE PASS-THROUGHS – 21.5%
Agency Fixed Rate 30-Year – 20.6%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 10/01/2049		183	174,876
3.50%, 11/01/2049		244	233,198
Series 2020 3.50%, 01/01/2050		698	668,263
Series 2022 2.00%, 03/01/2052		1,938	1,639,166
2.50%, 04/01/2052		2,291	2,016,923
3.00%, 03/01/2052		1,286	1,176,365
Federal Home Loan Mortgage Corp. Gold Series 2005 5.50%, 01/01/2035		76	78,930
Series 2007 5.50%, 07/01/2035		13	13,290
Series 2016 4.00%, 02/01/2046		522	518,026
Series 2017 4.00%, 07/01/2044		345	341,905
Series 2018 4.50%, 03/01/2048		139	140,169
4.50%, 10/01/2048		335	338,011

	Principal Amount (000)		U.S. $ Value

4.50%, 11/01/2048	U.S.$	435	$438,875
5.00%, 11/01/2048		160	163,938
Federal National Mortgage Association Series 2003 5.50%, 04/01/2033		24	24,393
5.50%, 07/01/2033		52	53,745
Series 2004 5.50%, 04/01/2034		6	6,552
5.50%, 05/01/2034		15	15,879
5.50%, 11/01/2034		22	23,079
5.50%, 01/01/2035		211	219,359
Series 2005 5.50%, 02/01/2035		31	32,010
Series 2007 5.50%, 08/01/2037		157	162,378
Series 2010 4.00%, 12/01/2040		216	214,141
Series 2012 3.50%, 02/01/2042		142	137,156
3.50%, 11/01/2042		1,498	1,443,498
3.50%, 01/01/2043		251	241,977
Series 2013 3.50%, 04/01/2043		856	826,406
4.00%, 10/01/2043		523	518,999
Series 2016 3.50%, 01/01/2047		384	368,601
Series 2018 4.50%, 09/01/2048		748	754,423
Series 2019 3.50%, 08/01/2049		560	534,969
3.50%, 09/01/2049		262	250,581
3.50%, 11/01/2049		497	474,376
Series 2020 3.50%, 01/01/2050		610	583,123
Series 2021 2.00%, 07/01/2051		1,995	1,682,527
2.50%, 01/01/2052		655	576,683
Series 2022 2.50%, 03/01/2052		1,427	1,252,713
2.50%, 04/01/2052		1,477	1,298,652
2.50%, 05/01/2052		1,896	1,667,999
3.00%, 02/01/2052		1,691	1,547,769
3.00%, 03/01/2052		2,145	1,961,533
Government National Mortgage Association Series 2016 3.00%, 04/20/2046		74	68,982
3.00%, 05/20/2046		179	167,063
Series 2023 3.00%, 02/01/2053, TBA		418	383,601
4.00%, 02/21/2053, TBA		994	966,239
4.50%, 02/01/2053, TBA		2,289	2,272,855
Uniform Mortgage-Backed Security Series 2023 2.00%, 02/01/2053, TBA		4,891	4,116,543
2.50%, 02/01/2053, TBA		5,906	5,169,507
3.00%, 02/01/2053, TBA		1,585	1,439,000

	Principal Amount (000)		U.S. $ Value

4.00%, 02/01/2053, TBA	U.S.$	1,253	$1,209,072

			40,608,318

Agency Fixed Rate 15-Year – 0.9%
Federal National Mortgage Association Series 2016 2.50%, 08/01/2031		101	96,272
2.50%, 11/01/2031		453	430,895
2.50%, 12/01/2031		595	566,159
2.50%, 01/01/2032		148	140,914
Series 2017 2.50%, 02/01/2032		629	598,800

			1,833,040

Agency ARMs – 0.0%
Federal Home Loan Mortgage Corp. Series 2006 4.25% (LIBOR 12 Month + 2.00%), 01/01/2037(c)		8	8,193

Total Mortgage Pass-Throughs (cost $44,011,741)			42,449,551

GOVERNMENTS - TREASURIES – 18.0%
United States – 18.0%
U.S. Treasury Bonds 1.25%, 05/15/2050		3,371	1,961,795
2.375%, 02/15/2042		734	590,985
3.125%, 08/15/2044(d)		1,549	1,388,650
3.25%, 05/15/2042		1,116	1,031,182
3.375%, 08/15/2042		992	934,157
4.00%, 11/15/2042		728	749,591
U.S. Treasury Notes 3.375%, 01/31/2028		440	437,120
3.875%, 11/30/2027(d)		14,915	15,064,150
3.875%, 12/31/2027		2,615	2,639,828
4.125%, 01/31/2025		1,251	1,248,746
4.125%, 10/31/2027		1,364	1,390,001
4.125%, 11/15/2032		206	215,760
4.25%, 12/31/2024		7,937	7,933,479

Total Governments - Treasuries (cost $35,785,156)			35,585,444

COLLATERALIZED MORTGAGE OBLIGATIONS – 11.9%
Risk Share Floating Rate – 10.7%
Bellemeade Re Ltd. Series 2019-1A, Class M1B 6.256% (LIBOR 1 Month + 1.75%), 03/25/2029(a) (c)		8	8,268
Series 2019-2A, Class M2 7.606% (LIBOR 1 Month + 3.10%), 04/25/2029(a) (c)		325	318,007
Series 2019-3A, Class M1B 6.106% (LIBOR 1 Month + 1.60%), 07/25/2029(a) (c)		30	30,126

	Principal Amount (000)		U.S. $ Value

Series 2019-3A, Class M1C 6.456% (LIBOR 1 Month + 1.95%), 07/25/2029(a) (c)	U.S.$	263	$261,760
Series 2019-4A, Class M2 7.356% (LIBOR 1 Month + 2.85%), 10/25/2029(a) (c)		540	522,877
Series 2021-1A, Class M1C 7.26% (SOFR + 2.95%), 03/25/2031(a) (c)		398	391,845
Series 2022-1, Class M1C 8.01% (SOFR + 3.70%), 01/26/2032(a) (c)		672	625,661
Connecticut Avenue Securities Trust Series 2018-R07, Class 1M2 6.906% (LIBOR 1 Month + 2.40%), 04/25/2031(a) (c)		22	21,667
Series 2019-R01, Class 2M2 6.956% (LIBOR 1 Month + 2.45%), 07/25/2031(a) (c)		75	75,435
Series 2019-R02, Class 1M2 6.806% (LIBOR 1 Month + 2.30%), 08/25/2031(a) (c)		10	9,705
Series 2019-R06, Class 2M2 6.606% (LIBOR 1 Month + 2.10%), 09/25/2039(a) (c)		5	5,060
Series 2020-R01, Class 1B1 7.756% (LIBOR 1 Month + 3.25%), 01/25/2040(a) (c)		500	481,464
Series 2020-SBT1, Class 1M2 8.156% (LIBOR 1 Month + 3.65%), 02/25/2040(a) (c)		1,000	990,173
Series 2020-SBT1, Class 2M2 8.156% (LIBOR 1 Month + 3.65%), 02/25/2040(a) (c)		300	302,100
Series 2021-R03, Class 1M2 5.96% (SOFR + 1.65%), 12/25/2041(a) (c)		250	240,342
Series 2022-R01, Class 1B1 7.46% (SOFR + 3.15%), 12/25/2041(a) (c)		625	594,818
Series 2022-R02, Class 2M1 5.51% (SOFR + 1.20%), 01/25/2042(a) (c)		445	440,321
Eagle Re Ltd. Series 2018-1, Class M2 7.506% (LIBOR 1 Month + 3.00%), 11/25/2028(a) (c)		325	326,417
Series 2019-1, Class M2 7.806% (LIBOR 1 Month + 3.30%), 04/25/2029(a) (c)		325	326,496
Series 2021-2, Class M1B 6.36% (SOFR + 2.05%), 04/25/2034(a) (c)		254	251,308

	Principal Amount (000)		U.S. $ Value

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2015-HQA2, Class M3 9.306% (LIBOR 1 Month + 4.80%), 05/25/2028(c)	U.S.$	170	$174,749
Series 2016-HQA3, Class M3 8.356% (LIBOR 1 Month + 3.85%), 03/25/2029(c)		672	685,194
Series 2019-DNA1, Class B2 15.256% (LIBOR 1 Month + 10.75%), 01/25/2049(a) (c)		750	833,083
Series 2019-FTR2, Class B1 7.506% (LIBOR 1 Month + 3.00%), 11/25/2048(a) (c)		750	697,457
Series 2019-FTR3, Class B2 9.189% (LIBOR 1 Month + 4.80%), 09/25/2047(c) (e)		700	590,201
Series 2020-DNA5, Class M2 7.11% (SOFR + 2.80%), 10/25/2050(a) (c)		238	239,986
Series 2021-DNA3, Class B1 7.81% (SOFR + 3.50%), 10/25/2033(a) (c)		651	620,952
Series 2021-DNA6, Class M2 5.81% (SOFR + 1.50%), 10/25/2041(a) (c)		828	792,853
Series 2021-DNA7, Class M2 6.11% (SOFR + 1.80%), 11/25/2041(a) (c)		806	776,263
Series 2021-HQA4, Class M2 6.66% (SOFR + 2.35%), 12/25/2041(a) (c)		513	458,866
Series 2022-DNA1, Class M2 6.81% (SOFR + 2.50%), 01/25/2042(a) (c)		806	749,307
Series 2022-DNA2, Class M2 8.06% (SOFR + 3.75%), 02/25/2042(a) (c)		605	587,553
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C02, Class 1M2 8.506% (LIBOR 1 Month + 4.00%), 05/25/2025(c)		95	97,189
Series 2015-C03, Class 1M2 9.506% (LIBOR 1 Month + 5.00%), 07/25/2025(c)		96	100,676
Series 2015-C04, Class 1M2 10.206% (LIBOR 1 Month + 5.70%), 04/25/2028(c)		275	290,736

	Principal Amount (000)		U.S. $ Value

Series 2016-C02, Class 1B 16.756% (LIBOR 1 Month + 12.25%), 09/25/2028(c)	U.S.$	149	$166,694
Series 2016-C03, Class 1B 16.256% (LIBOR 1 Month + 11.75%), 10/25/2028(c)		99	107,519
Series 2016-C06, Class 1B 13.756% (LIBOR 1 Month + 9.25%), 04/25/2029(c)		377	383,609
Series 2016-C07, Class 2B 14.006% (LIBOR 1 Month + 9.50%), 05/25/2029(c)		378	384,591
Series 2017-C01, Class 1B1 10.256% (LIBOR 1 Month + 5.75%), 07/25/2029(c)		750	821,609
Series 2017-C02, Class 2B1 10.006% (LIBOR 1 Month + 5.50%), 09/25/2029(c)		750	827,318
Series 2017-C04, Class 2M2 7.356% (LIBOR 1 Month + 2.85%), 11/25/2029(c)		203	207,412
Series 2017-C06, Class 2B1 8.956% (LIBOR 1 Month + 4.45%), 02/25/2030(c)		750	787,250
Series 2017-C07, Class 1B1 8.506% (LIBOR 1 Month + 4.00%), 05/25/2030(c)		305	315,668
Series 2017-C07, Class 2B1 8.956% (LIBOR 1 Month + 4.45%), 05/25/2030(c)		750	790,803
Series 2021-R02, Class 2B1 7.61% (SOFR + 3.30%), 11/25/2041(a) (c)		441	415,921
JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 8.756% (LIBOR 1 Month + 4.25%), 11/25/2024(c) (e)		19	18,748
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 7.267% (LIBOR 1 Month + 2.75%), 05/27/2023(a) (c)		250	243,642
Series 2019-3R, Class A 8.217% (LIBOR 1 Month + 3.70%), 11/27/2031(a) (c)		99	96,379
Series 2020-1R, Class A 6.867% (LIBOR 1 Month + 2.35%), 02/27/2023(c) (e)		165	159,038
Radnor Re Ltd. Series 2019-1, Class M1B 6.456% (LIBOR 1 Month + 1.95%), 02/25/2029(a) (c)		635	630,207
Series 2019-2, Class M1B 6.256% (LIBOR 1 Month + 1.75%), 06/25/2029(a) (c)		25	25,158

	Principal Amount (000)		U.S. $ Value

Series 2020-1, Class M1A 5.456% (LIBOR 1 Month + 0.95%), 01/25/2030(a) (c)	U.S.$	82	$82,378
Triangle Re Ltd. Series 2021-3, Class M1B 7.21% (SOFR + 2.90%), 02/25/2034(a) (c)		530	514,228
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 9.756% (LIBOR 1 Month + 5.25%), 11/25/2025(c) (e)		118	109,654
Series 2015-WF1, Class 2M2 10.006% (LIBOR 1 Month + 5.50%), 11/25/2025(c) (e)		27	26,090

			21,032,831

Agency Floating Rate – 0.4%
Federal Home Loan Mortgage Corp. REMICs Series 4719, Class JS 1.691% (6.15% - LIBOR 1 Month), 09/15/2047(c) (f)		598	68,588
Series 4981, Class HS 1.594% (6.10% - LIBOR 1 Month), 06/25/2050(c) (f)		1,843	189,546
Federal National Mortgage Association REMICs Series 2011-131, Class ST 2.034% (6.54% - LIBOR 1 Month), 12/25/2041(c) (f)		4	535
Series 2015-90, Class SL 1.644% (6.15% - LIBOR 1 Month), 12/25/2045(c) (f)		854	96,854
Series 2016-77, Class DS 1.494% (6.00% - LIBOR 1 Month), 10/25/2046(c) (f)		661	72,205
Series 2017-26, Class TS 1.444% (5.95% - LIBOR 1 Month), 04/25/2047(c) (f)		845	101,344
Series 2017-62, Class AS 1.644% (6.15% - LIBOR 1 Month), 08/25/2047(c) (f)		722	89,741
Series 2017-81, Class SA 1.694% (6.20% - LIBOR 1 Month), 10/25/2047(c) (f)		11	1,345
Series 2017-97, Class LS 1.694% (6.20% - LIBOR 1 Month), 12/25/2047(c) (f)		854	105,208
Government National Mortgage Association Series 2017-65, Class ST 1.664% (6.15% - LIBOR 1 Month), 04/20/2047(c) (f)		805	97,395

			822,761

	Principal Amount (000)		U.S. $ Value

Non-Agency Floating Rate – 0.3%
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 4.886% (LIBOR 1 Month + 0.38%), 12/25/2036(c)	U.S.$	438	$155,144
HomeBanc Mortgage Trust Series 2005-1, Class A1 5.006% (LIBOR 1 Month + 0.50%), 03/25/2035(c)		76	65,442
Impac Secured Assets Corp. Series 2005-2, Class A2D 5.366% (LIBOR 1 Month + 0.86%), 03/25/2036(c)		141	110,235
JPMorgan Chase Bank, NA Series 2019-CL1, Class M3 6.606% (LIBOR 1 Month + 2.10%), 04/25/2047(a) (c)		89	85,486
Residential Accredit Loans, Inc. Trust Series 2007-QS4, Class 2A4 4.846% (LIBOR 1 Month + 0.34%), 03/25/2037(c)		500	106,124
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2002-3, Class B3 6.50%, 03/25/2032		452	81,118

			603,549

Non-Agency Fixed Rate – 0.3%
Alternative Loan Trust Series 2006-24CB, Class A16 5.75%, 08/25/2036		187	106,926
Series 2006-28CB, Class A14 6.25%, 10/25/2036		142	79,650
Series 2006-J1, Class 1A13 5.50%, 02/25/2036		82	59,301
CHL Mortgage Pass-Through Trust Series 2006-13, Class 1A19 6.25%, 09/25/2036		46	19,470
JPMorgan Alternative Loan Trust Series 2006-A3, Class 2A1 3.715%, 07/25/2036		359	283,004

			548,351

Agency Fixed Rate – 0.2%
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 5.191%, 05/28/2035		57	51,785

	Principal Amount (000)		U.S. $ Value

Federal National Mortgage Association REMICs Series 2016-31, Class IO 5.00%, 06/25/2046(g)	U.S.$	2,596	$418,754

			470,539

Total Collateralized Mortgage Obligations (cost $25,450,030)			23,478,031

ASSET-BACKED SECURITIES – 7.7%
Other ABS - Fixed Rate – 3.9%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(a)		739	611,314
Affirm Asset Securitization Trust Series 2021-Z1, Class A 1.07%, 08/15/2025(a)		110	107,258
Series 2021-Z2, Class A 1.17%, 11/16/2026(a)		110	105,456
Series 2022-X1, Class A 1.75%, 02/15/2027(a)		243	237,392
Atalaya Equipment Leasing Trust Series 2021-1A, Class C 2.69%, 06/15/2028(a)		600	565,106
Cajun Global LLC Series 2021-1, Class A2 3.931%, 11/20/2051(a)		139	119,517
College Ave Student Loans LLC Series 2021-C, Class C 3.06%, 07/26/2055(a)		213	179,611
Dext ABS LLC Series 2021-1, Class C 2.29%, 09/15/2028(a)		519	467,900
Series 2021-1, Class D 2.81%, 03/15/2029(a)		260	230,569
Diamond Issuer Series 2021-1A, Class B 2.701%, 11/20/2051(a)		566	473,902
Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051(a)		409	356,301
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(a)		258	226,188
Hardee’s Funding LLC Series 2018-1A, Class A23 5.71%, 06/20/2048(a)		326	311,166
Series 2020-1A, Class A2 3.981%, 12/20/2050(a)		980	868,479
MVW LLC Series 2021-2A, Class C 2.23%, 05/20/2039(a)		682	605,566

	Principal Amount (000)		U.S. $ Value

Neighborly Issuer Series 2022-1A, Class A2 3.695%, 01/30/2052(a)	U.S.$	363	$302,801
Series 2023-1A, Class A2 7.308%, 01/30/2053(a)		395	387,100
Neighborly Issuer LLC Series 2021-1A, Class A2 3.584%, 04/30/2051(a)		298	252,512
Nelnet Student Loan Trust Series 2021-BA, Class B 2.68%, 04/20/2062(a)		220	184,676
SEB Funding LLC Series 2021-1A, Class A2 4.969%, 01/30/2052(a)		690	612,475
Upstart Securitization Trust Series 2021-3, Class B 1.66%, 07/20/2031(a)		480	449,134

			7,654,423

Autos - Fixed Rate – 3.3%
ACM Auto Trust Series 2022-1A, Class A 3.23%, 04/20/2029(a)		86	86,168
Avis Budget Rental Car Funding AESOP LLC Series 2017-2A, Class D 4.56%, 03/20/2024(a)		161	160,248
Series 2018-1A, Class A 3.70%, 09/20/2024(a)		920	912,322
Series 2018-2A, Class A 4.00%, 03/20/2025(a)		755	745,011
Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028		241	230,493
Series 2021-N4, Class D 2.30%, 09/11/2028		266	244,833
CPS Auto Receivables Trust Series 2021-C, Class D 1.69%, 06/15/2027(a)		470	435,590
FHF Trust Series 2021-2A, Class A 0.83%, 12/15/2026(a)		166	158,599
Flagship Credit Auto Trust Series 2019-3, Class E 3.84%, 12/15/2026(a)		960	901,596
Series 2020-1, Class E 3.52%, 06/15/2027(a)		1,000	909,565
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(a)		542	476,300
Hertz Vehicle Financing III LLC Series 2022-1A, Class C 2.63%, 06/25/2026(a)		450	411,433
Octane Receivables Trust Series 2021-2A, Class C 2.53%, 05/21/2029(a)		541	482,379

	Principal Amount (000)		U.S. $ Value

Santander Bank Auto Credit-Linked Notes Series 2022-A, Class B 5.281%, 05/15/2032(a)	U.S.$	382	$373,527

			6,528,064

Credit Cards - Fixed Rate – 0.5%
Brex Commercial Charge Card Master Trust Series 2021-1, Class A 2.09%, 07/15/2024(a)		397	393,349
Series 2022-1, Class A 4.63%, 07/15/2025(a)		565	549,351

			942,700

Total Asset-Backed Securities (cost $16,522,929)			15,125,187

COMMERCIAL MORTGAGE-BACKED SECURITIES – 7.0%
Non-Agency Fixed Rate CMBS – 3.6%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.534%, 03/10/2037(a)		960	612,714
Citigroup Commercial Mortgage Trust Series 2013-GC11, Class B 3.732%, 04/10/2046		500	498,218
Series 2013-GC17, Class D 5.101%, 11/10/2046(a)		565	506,621
Commercial Mortgage Trust Series 2013-SFS, Class A1 1.873%, 04/12/2035(a)		20	19,436
Series 2014-LC17, Class B 4.49%, 10/10/2047		800	764,178
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.154%, 08/10/2044(a)		252	104,490
GSF Series 2021-1, Class A1 1.433%, 08/15/2026(e) (h)		277	260,179
Series 2021-1, Class A2 2.435%, 08/15/2026(e) (h)		719	680,214
Series 2021-1, Class AS 2.638%, 08/15/2026(e) (h)		25	22,650
JPMBB Commercial Mortgage Securities Trust Series 2014-C24, Class C 4.383%, 11/15/2047		890	760,211
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C6, Class D 4.964%, 05/15/2045		639	593,810
Series 2012-C6, Class E 4.964%, 05/15/2045(a)		389	316,604
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		77	33,650

	Principal Amount (000)		U.S. $ Value

LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(a)	U.S.$	172	$171,368
Wells Fargo Commercial Mortgage Trust Series 2016-LC24, Class XA 1.606%, 10/15/2049(g)		7,544	337,465
Series 2016-LC25, Class C 4.342%, 12/15/2059		545	476,842
Series 2016-NXS6, Class C 4.386%, 11/15/2049		600	528,888
WF-RBS Commercial Mortgage Trust Series 2013-C11, Class B 3.714%, 03/15/2045		425	414,284

			7,101,822

Non-Agency Floating Rate CMBS – 3.4%
AREIT Trust Series 2022-CRE6, Class A 5.56% (SOFR + 1.25%), 01/16/2037(a) (c)		988	953,391
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 5.46% (LIBOR 1 Month + 1.00%), 11/15/2033(a) (c)		1,330	1,259,670
BBCMS Mortgage Trust Series 2020-BID, Class A 6.599% (LIBOR 1 Month + 2.14%), 10/15/2037(a) (c)		692	675,527
BFLD Trust Series 2021-FPM, Class A 6.06% (LIBOR 1 Month + 1.60%), 06/15/2038(a) (c)		1,060	1,020,275
BX Commercial Mortgage Trust Series 2019-IMC, Class D 6.359% (LIBOR 1 Month + 1.90%), 04/15/2034(a) (c)		142	135,137
Series 2019-IMC, Class E 6.609% (LIBOR 1 Month + 2.15%), 04/15/2034(a) (c)		566	535,566
CLNY Trust Series 2019-IKPR, Class D 6.484% (LIBOR 1 Month + 2.02%), 11/15/2038(a) (c)		540	503,482
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk Series 2021-MN1, Class M1 6.31% (SOFR + 2.00%), 01/25/2051(a) (c)		73	69,193
HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035(e)		710	679,545

	Principal Amount (000)		U.S. $ Value

Morgan Stanley Capital I Trust Series 2019-BPR, Class C 7.759% (LIBOR 1 Month + 3.30%), 05/15/2036(a) (c)	U.S.$	520	$485,229
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 6.058% (SOFR + 1.58%), 07/15/2036(a) (c)		379	364,736

			6,681,751

Agency CMBS – 0.0%
Government National Mortgage Association Series 2006-39, Class IO 0.00%, 07/16/2046(g)		410	4

Total Commercial Mortgage-Backed Securities (cost $15,231,018)			13,783,577

COLLATERALIZED LOAN OBLIGATIONS – 4.2%
CLO - Floating Rate – 4.2%
AGL CLO 12 Ltd. Series 2021-12A, Class D 7.658% (LIBOR 3 Month + 2.85%), 07/20/2034(a) (c)		500	462,922
Balboa Bay Loan Funding Ltd. Series 2021-1A, Class D 7.858% (LIBOR 3 Month + 3.05%), 07/20/2034(a) (c)		709	637,698
Ballyrock CLO 16 Ltd. Series 2021-16A, Class C 7.708% (LIBOR 3 Month + 2.90%), 07/20/2034(a) (c)		400	364,214
Elevation CLO Ltd. Series 2020-11A, Class D1 8.642% (LIBOR 3 Month + 3.85%), 04/15/2033(a) (c)		1,000	918,751
Elmwood CLO IX Ltd. Series 2021-2A, Class D 7.758% (LIBOR 3 Month + 2.95%), 07/20/2034(a) (c)		700	660,523
Flatiron CLO 21 Ltd. Series 2021-1A, Class D 7.698% (LIBOR 3 Month + 2.90%), 07/19/2034(a) (c)		700	649,733
Goldentree Loan Management US CLO 7 Ltd. Series 2020-7A, Class AR 5.878% (LIBOR 3 Month + 1.07%), 04/20/2034(a) (c)		581	571,493
OCP CLO Ltd. Series 2020-18A, Class AR 5.898% (LIBOR 3 Month + 1.09%), 07/20/2032(a) (c)		761	753,339

	Principal Amount (000)		U.S. $ Value

Peace Park CLO Ltd. Series 2021-1A, Class D 7.758% (LIBOR 3 Month + 2.95%), 10/20/2034(a) (c)	U.S.$	300	$281,022
Pikes Peak CLO 8 Series 2021-8A, Class A 5.978% (LIBOR 3 Month + 1.17%), 07/20/2034(a) (c)		675	666,143
Regatta XX Funding Ltd. Series 2021-2A, Class A 5.952% (LIBOR 3 Month + 1.16%), 10/15/2034(a) (c)		1,019	1,002,027
Rockford Tower CLO Ltd. Series 2021-1A, Class D 7.808% (LIBOR 3 Month + 3.00%), 07/20/2034(a) (c)		711	658,441
Series 2021-2A, Class A1 5.968% (LIBOR 3 Month + 1.16%), 07/20/2034(a) (c)		504	494,258
Voya CLO Ltd. Series 2019-1A, Class DR 7.642% (LIBOR 3 Month + 2.85%), 04/15/2031(a) (c)		210	188,683

Total Collateralized Loan Obligations (cost $8,769,698)			8,309,247

CORPORATES - NON-INVESTMENT GRADE – 2.5%
Industrial – 2.0%
Basic – 0.3%
INEOS Quattro Finance 2 PLC 2.50%, 01/15/2026(a)	EUR	313	303,589
Sealed Air Corp. 4.00%, 12/01/2027(a)	U.S.$	379	350,503

			654,092

Capital Goods – 0.1%
TK Elevator Midco GmbH 4.375%, 07/15/2027(a)	EUR	181	178,158

Communications - Media – 0.7%
Altice Financing SA 3.00%, 01/15/2028(a)		181	157,319
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030(a)	U.S.$	136	116,277
4.50%, 06/01/2033(a)		483	392,462
4.75%, 02/01/2032(a)		146	124,065
DISH DBS Corp. 5.75%, 12/01/2028(a)		322	264,095
Summer BC Holdco B SARL 5.75%, 10/31/2026(a)	EUR	181	177,077
VZ Vendor Financing II BV 2.875%, 01/15/2029(a)		181	154,564

			1,385,859

	Principal Amount (000)		U.S. $ Value

Communications - Telecommunications – 0.2%
Altice France SA/France 3.375%, 01/15/2028(a)	EUR	181	$154,374
Lorca Telecom Bondco SA 4.00%, 09/18/2027(a)		181	180,554

			334,928

Consumer Cyclical - Automotive – 0.1%
Ford Motor Co. 6.10%, 08/19/2032	U.S.$	232	227,650

Consumer Cyclical - Entertainment – 0.3%
Carnival Corp. 4.00%, 08/01/2028(a)		712	613,765

Consumer Cyclical - Other – 0.1%
Caesars Entertainment, Inc. 7.00%, 02/15/2030(a)		112	114,130
NH Hotel Group SA 4.00%, 07/02/2026(a)	EUR	181	184,517

			298,647

Consumer Non-Cyclical – 0.1%
IQVIA, Inc. 2.25%, 03/15/2029(a)		100	91,378
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(a)		100	94,956

			186,334

Services – 0.1%
APCOA Parking Holdings GmbH 4.625%, 01/15/2027(a)		181	170,631

			4,050,064

Financial Institutions – 0.4%
Banking – 0.4%
Credit Suisse Group AG 7.50%, 07/17/2023(a) (b)	U.S.$	815	758,178

Utility – 0.1%
Electric – 0.1%
Vistra Corp. 7.00%, 12/15/2026(a) (b)		218	205,216

Total Corporates - Non-Investment Grade (cost $5,799,231)			5,013,458

EMERGING MARKETS - CORPORATE BONDS – 1.1%
Industrial – 1.1%
Basic – 0.2%
Stillwater Mining Co. 4.00%, 11/16/2026(a)		446	412,550

	Principal Amount (000)		U.S. $ Value

Volcan Cia Minera SAA 4.375%, 02/11/2026(a)	U.S.$	76	$66,908

			479,458

Capital Goods – 0.4%
Embraer Netherlands Finance BV 5.40%, 02/01/2027		540	529,875
6.95%, 01/17/2028(a)		219	224,037
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(a)		477	763

			754,675

Communications - Media – 0.2%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)		417	354,268

Consumer Cyclical - Other – 0.2%
Wynn Macau Ltd. 5.625%, 08/26/2028(a)		330	292,050

Consumer Non-Cyclical – 0.1%
Natura Cosmeticos SA 4.125%, 05/03/2028(a)		283	233,532
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(e) (h) (i) (j) (k)		660	66

			233,598

			2,114,049

Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LP 6.125%, 03/01/2026(e)		60	57,073

Financial Institutions – 0.0%
Other Finance – 0.0%
OEC Finance Ltd. 5.25%, 12/27/2033(a) (l)		206	4,841
7.125%, 12/26/2046(a) (l)		261	11,124

			15,965

Total Emerging Markets - Corporate Bonds (cost $3,309,248)			2,187,087

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 1.0%
United States – 1.0%
State of California Series 2010 7.625%, 03/01/2040		970	1,285,127
Tobacco Settlement Finance Authority/WV (Tobacco Settlement Finance Authority/WV) Series 2020 3.00%, 06/01/2035		189	174,523

	Principal Amount (000)		U.S. $ Value

University of California Series 2021-B 3.071%, 05/15/2051	U.S.$	730	$528,961

Total Local Governments - US Municipal Bonds (cost $2,259,116)			1,988,611

QUASI-SOVEREIGNS – 0.4%
Quasi-Sovereign Bonds – 0.4%
Mexico – 0.4%
Comision Federal de Electricidad 3.348%, 02/09/2031(a)		653	534,358
4.688%, 05/15/2029(a)		295	270,718

Total Quasi-Sovereigns (cost $947,947)			805,076

EMERGING MARKETS - SOVEREIGNS – 0.3%
Dominican Republic – 0.3%
Dominican Republic International Bond 4.875%, 09/23/2032(a) (cost $763,000)		763	648,693

GOVERNMENTS - SOVEREIGN BONDS – 0.2%
Colombia – 0.2%
Colombia Government International Bond 3.125%, 04/15/2031 (cost $373,931)		375	283,430

	Shares

COMMON STOCKS – 0.1%
Financials – 0.1%
Insurance – 0.1%
Mt. Logan Re Ltd. (Special Investment)(h) (j) (cost $140,935)		299	253,550

	Principal Amount (000)

SHORT-TERM INVESTMENTS – 4.6%
U.S. Treasury Bills – 2.9%
U.S. Treasury Bill Zero Coupon, 04/20/2023	U.S.$	940	930,764
Zero Coupon, 11/30/2023		4,963	4,776,719

Total U.S. Treasury Bills (cost $5,708,613)			5,707,483

	Shares

Investment Companies – 1.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.15%(m) (n) (o) (cost $3,335,031)		3,335,031	3,335,031

Total Short-Term Investments (cost $9,043,644)			9,042,514

U.S. $ Value

Total Investments – 108.2% (cost $228,049,937)(p)	$213,640,656
Other assets less liabilities – (8.2)%	(16,218,511)

Net Assets – 100.0%	$197,422,145

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. Ultra Bond (CBT) Futures	114	March 2023	$16,159,500	$523,737
Sold Contracts
0 Yr Japan Bond (OSE) Futures	7	March 2023	7,881,689	95,190
U.S. 10 Yr Ultra Futures	20	March 2023	2,424,062	6,160

				$625,087

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Citibank, NA	JPY	471,896	USD	3,416	02/09/2023	$(212,803)
UBS AG	USD	3,498	JPY	471,650	02/09/2023	129,115
UBS AG	EUR	2,698	USD	2,848	02/27/2023	(89,843)

						$(173,531)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 39, 5 Year Index, 12/20/2027*	5.00%	Quarterly	4.29%	USD	7,540	$(252,827)	$157,201	$(410,028)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	2,000	12/13/2029	1.764%	3 Month LIBOR	Semi-Annual/ Quarterly	$228,058	$—	$228,058

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	16	$(3,922)	$(1,337)	$(2,585)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	32	(7,845)	(2,948)	(4,897)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	32	(7,845)	(2,724)	(5,121)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	64	(15,691)	(6,444)	(9,247)

						$(35,303)	$(13,453)	$(21,850)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Pay Total Return on Reference Obligation
JPMorgan Chase Bank, NA
iBoxx $ Liquid High Yield Index	1 Day SOFR	Maturity	USD	394	03/20/2023	$(326,928)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2023, the aggregate market value of these securities amounted to $75,915,289 or 38.5% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2023.

(d)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 1.31% of net assets as of January 31, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2019-FTR3, Class B2 9.189%, 09/25/2047	01/07/2020	$730,567	$590,201	0.30%
GSF Series 2021-1, Class A1 1.433%, 08/15/2026	02/25/2021	267,882	260,179	0.13%
GSF Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021	735,873	680,214	0.34%
GSF Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021	25,496	22,650	0.01%
HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	755,288	679,545	0.34%
JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 8.756%, 11/25/2024	11/06/2015	19,332	18,748	0.01%
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 6.867%, 02/27/2023	11/16/2015	164,547	159,038	0.08%
Terraform Global Operating LP 6.125%, 03/01/2026	02/08/2018	60,000	57,073	0.03%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	01/24/2014	365,927	66	0.00%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 10.006%, 11/25/2025	09/28/2015	27,613	26,090	0.01%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 9.756%, 11/25/2025	09/28/2015	120,390	109,654	0.06%

(f)	Inverse interest only security.
(g)	IO - Interest Only.
(h)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(i)	Defaulted matured security.
(j)	Non-income producing security.
(k)	Fair valued by the Adviser.
(l)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at January 31, 2023.
(m)	Affiliated investments.
(n)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(o)	The rate shown represents the 7-day yield as of period end.
(p)

As of January 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,457,365 and gross unrealized depreciation of investments was $(16,945,838), resulting in net unrealized depreciation of $(14,488,473).

Currency Abbreviations:
EUR – Euro
JPY – Japanese Yen
USD – United States Dollar

Glossary:
ABS – Asset-Backed Securities
ARMs – Adjustable Rate Mortgages
CBT – Chicago Board of Trade
CDX-CMBX.NA – North American Commercial Mortgage-Backed Index
CDX-NAHY – North American High Yield Credit Default Swap Index
CLO – Collateralized Loan Obligations
CMBS – Commercial Mortgage-Backed Securities
LIBOR – London Interbank Offered Rate
OSE – Osaka Securities Exchange
REIT – Real Estate Investment Trust
REMICs – Real Estate Mortgage Investment Conduits
SOFR – Secured Overnight Financing Rate
TBA – To Be Announced

AB Total Return Bond Portfolio

January 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$379,623	$54,307,577	$—	$54,687,200
Mortgage Pass-Throughs	—	42,449,551	—	42,449,551
Governments - Treasuries	—	35,585,444	—	35,585,444
Collateralized Mortgage Obligations	—	23,478,031	—	23,478,031
Asset-Backed Securities	—	15,125,187	—	15,125,187
Commercial Mortgage-Backed Securities	—	12,820,534	963,043	13,783,577
Collateralized Loan Obligations	—	8,309,247	—	8,309,247
Corporates - Non-Investment Grade	—	5,013,458	—	5,013,458
Emerging Markets - Corporate Bonds	—	2,187,021	66	2,187,087
Local Governments - US Municipal Bonds	—	1,988,611	—	1,988,611
Quasi-Sovereigns	—	805,076	—	805,076
Emerging Markets - Sovereigns	—	648,693	—	648,693
Governments - Sovereign Bonds	—	283,430	—	283,430
Common Stocks	—	—	253,550	253,550
Short-Term Investments:
U.S. Treasury Bills	—	5,707,483	—	5,707,483
Investment Companies	3,335,031	—	—	3,335,031

Total Investments in Securities	3,714,654	208,709,343	1,216,659	213,640,656
Other Financial Instruments(a):
Assets:
Futures	625,087	—	—	625,087
Forward Currency Exchange Contracts	—	129,115	—	129,115
Centrally Cleared Interest Rate Swaps	—	228,058	—	228,058
Liabilities:
Forward Currency Exchange Contracts	—	(302,646)	—	(302,646)
Centrally Cleared Credit Default Swaps	—	(252,827)	—	(252,827)
Credit Default Swaps	—	(35,303)	—	(35,303)
Total Return Swaps	—	(326,928)	—	(326,928)

Total	$4,339,741	$208,148,812	$1,216,659	$213,705,212

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2023 is as follows:

Fund	Market Value 10/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$532	$32,411	$29,608	$3,335	$18